Zaxis International Inc. - Statement of Stockholders' Deficit	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Share
Balance	423,782	423,782
Imputed related party interest
Stock issued upon conversion on notes payable	4,125,000
Discount on convertible notes
Net loss year end
Balance1	4,548,782	423,782
Common Stock, Amount
Balance	42	42
Imputed related party interest
Stock issued upon conversion on notes payable	413
Discount on convertible notes
Net loss year end
Balance1	455	42
Additional Paid-In Capital
Balance	121,373	121,373
Imputed related party interest	17,490
Stock issued upon conversion on notes payable	124,587
Discount on convertible notes	125,000
Net loss year end
Balance1	388,450	121,373
Accumulated Deficit
Balance	(400,194)	(348,794)
Imputed related party interest
Stock issued upon conversion on notes payable
Discount on convertible notes
Net loss year end	(173,870)	(51,400)
Balance1	(574,064)	(400,194)
Total Shareholders' Deficit
Balance	(278,779)	(227,379)
Imputed related party interest	17,490
Stock issued upon conversion on notes payable	125,000
Discount on convertible notes	125,000
Net loss year end	(173,870)	(51,400)
Balance1	(185,159)	(278,779)